Label	Element	Value
SA Large Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUNAMERICA SERIES TRUST

SA Large Cap Index Portfolio

(the “Portfolio”)

Supplement dated October 7, 2019, to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2019, as supplemented and amended to date

At a meeting of the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) held on October 3, 2019, the Board approved an amendment to the Investment Advisory and Management Agreement between the Trust and SunAmerica Asset Management, LLC (“SunAmerica”), the Portfolio’s adviser, to add breakpoints in the advisory fee rate for the Portfolio. In addition, the Board approved a Second Amended and Restated Advisory Fee Waiver Agreement between the Trust and SunAmerica, pursuant to which SunAmerica has contractually agreed to waive further a portion of its fees payable by the Portfolio through April 30, 2021. These changes became effective on October 4, 2019.

Accordingly, the following changes to the Summary Prospectus, Prospectus and SAI are effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	SA Large Cap Index Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table in the section of the Portfolio’s Summary Prospectus entitled “Fees and Expenses of the Portfolio” and the table in the subsection of the Portfolio’s Prospectus entitled “Portfolio Summary: SA Large Cap Index Portfolio – Fees and Expenses of the Portfolio” are deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The subsection of the Portfolio’s Summary Prospectus entitled “Fees and Expenses of the Portfolio – Expense Example” and the subsection of the Portfolio’s Prospectus entitled “Portfolio Summary: SA Large Cap Index Portfolio – Fees and Expenses of the Portfolio – Expense Example” are deleted in their entirety and replaced with the following:

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending April 30, 2021. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SA Large Cap Index Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%	[1]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	124
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 529
SA Large Cap Index Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%	[1]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 833

[1]	"Management Fees" have been restated to reflect current fees.
[2]	Pursuant to a Second Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2021, SunAmerica Asset Management, LLC, ("SunAmerica") is contractually obligated to waive 0.14% of its advisory fee on an annual basis with respect to the Portfolio. This agreement may be modified or discontinued prior to April 30, 2021 only with the approval of the Board of Trustees of SunAmerica Series Trust (the "Trust"), including a majority of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.